Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
June 30, 2026
Z10-NPRT1-0826
1.9884232.109
Bond Funds - 64.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	22,925	229,249
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,691	12,953
Fidelity Series Corporate Bond Fund (a)	8,739	81,710
Fidelity Series Emerging Markets Debt Fund (a)	757	6,563
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	169	1,629
Fidelity Series Floating Rate High Income Fund (a)	136	1,181
Fidelity Series Government Bond Index Fund (a)	15,093	137,191
Fidelity Series High Income Fund (a)	133	1,189
Fidelity Series International Credit Fund (a)	8	69
Fidelity Series International Developed Markets Bond Index Fund (a)	6,929	59,176
Fidelity Series Investment Grade Bond Fund (a)	12,520	126,072
Fidelity Series Investment Grade Securitized Fund (a)	8,287	75,082
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,037	37,510
Fidelity Series Real Estate Income Fund (a)	117	1,184
TOTAL BOND FUNDS (Cost $755,974)		770,758

Domestic Equity Funds - 17.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,632	44,458
Fidelity Series Commodity Strategy Fund (a)	190	20,353
Fidelity Series Large Cap Growth Index Fund (a)	908	28,415
Fidelity Series Large Cap Stock Fund (a)	1,002	29,592
Fidelity Series Large Cap Value Index Fund (a)	2,482	52,562
Fidelity Series Small Cap Core Fund (a)	503	8,165
Fidelity Series Small Cap Opportunities Fund (a)	268	5,415
Fidelity Series Value Discovery Fund (a)	1,010	18,853
TOTAL DOMESTIC EQUITY FUNDS (Cost $126,722)		207,813

International Equity Funds - 17.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	801	16,765
Fidelity Series Canada Index Fund (a)	467	4,670
Fidelity Series Emerging Markets Fund (a)	1,009	15,390
Fidelity Series Emerging Markets Opportunities Fund (a)	1,917	61,611
Fidelity Series International Growth Fund (a)	1,321	28,501
Fidelity Series International Index Fund (a)	654	10,881
Fidelity Series International Small Cap Fund (a)	518	9,800
Fidelity Series International Value Fund (a)	1,674	28,028
Fidelity Series Overseas Fund (a)	1,746	28,271
Fidelity Series Select International Small Cap Fund (a)	62	964
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,526)		204,881

Short-Term Funds - 1.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	426	4,243
Fidelity Series Treasury Bill Index Fund (a)	936	9,313
TOTAL SHORT-TERM FUNDS (Cost $13,393)		13,556

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $2,773)	3.73	2,773	2,773

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,023,388)	1,199,781
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,199,781

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	372,542	44,975	191,032	225	2,656	108	229,249	22,925
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,632	1,026	16,051	15	(546)	892	12,953	1,691
Fidelity Series Blue Chip Growth Fund	68,362	4,750	43,960	-	20,862	(5,556)	44,458	1,632
Fidelity Series Canada Fund	40,658	1,558	26,863	-	5,173	(3,761)	16,765	801
Fidelity Series Canada Index Fund	-	4,670	-	-	-	-	4,670	467
Fidelity Series Commodity Strategy Fund	36,379	8,595	24,390	-	2,957	(3,188)	20,353	190
Fidelity Series Corporate Bond Fund	153,079	7,920	79,531	1,358	191	51	81,710	8,739
Fidelity Series Emerging Markets Debt Fund	11,296	663	5,779	119	585	(202)	6,563	757
Fidelity Series Emerging Markets Debt Local Currency Fund	2,876	124	1,457	-	150	(64)	1,629	169
Fidelity Series Emerging Markets Fund	22,109	2,639	13,436	-	4,536	(458)	15,390	1,009
Fidelity Series Emerging Markets Opportunities Fund	88,715	9,987	54,428	-	17,575	(238)	61,611	1,917
Fidelity Series Floating Rate High Income Fund	2,063	152	1,041	27	(21)	28	1,181	136
Fidelity Series Government Bond Index Fund	256,890	15,172	133,707	1,783	(5,388)	4,224	137,191	15,093
Fidelity Series Government Money Market Fund	9,423	4,915	11,565	44	-	-	2,773	2,773
Fidelity Series High Income Fund	2,077	123	1,046	24	49	(14)	1,189	133
Fidelity Series International Credit Fund	67	-	-	1	-	2	69	8
Fidelity Series International Developed Markets Bond Index Fund	103,152	9,003	53,111	865	(2,104)	2,236	59,176	6,929
Fidelity Series International Growth Fund	49,759	2,298	29,296	-	6,279	(539)	28,501	1,321
Fidelity Series International Index Fund	19,317	849	10,688	-	3,060	(1,657)	10,881	654
Fidelity Series International Small Cap Fund	20,040	8	11,841	-	2,575	(982)	9,800	518
Fidelity Series International Value Fund	49,872	2,557	27,028	-	7,488	(4,861)	28,028	1,674
Fidelity Series Investment Grade Bond Fund	237,129	12,564	122,890	1,820	(2,388)	1,657	126,072	12,520
Fidelity Series Investment Grade Securitized Fund	143,218	6,820	74,698	1,140	(1,487)	1,229	75,082	8,287
Fidelity Series Large Cap Growth Index Fund	43,597	3,895	25,522	106	11,293	(4,848)	28,415	908
Fidelity Series Large Cap Stock Fund	45,945	2,932	24,340	-	7,827	(2,772)	29,592	1,002
Fidelity Series Large Cap Value Index Fund	80,983	7,705	45,315	-	11,248	(2,059)	52,562	2,482
Fidelity Series Long-Term Treasury Bond Index Fund	34,757	24,393	21,504	295	(22)	(114)	37,510	7,037
Fidelity Series Overseas Fund	49,889	2,325	28,344	-	5,995	(1,594)	28,271	1,746
Fidelity Series Real Estate Income Fund	2,040	161	1,044	11	32	(5)	1,184	117
Fidelity Series Select International Small Cap Fund	1,693	-	884	-	214	(59)	964	62
Fidelity Series Short-Term Credit Fund	11,535	375	7,654	75	269	(282)	4,243	426
Fidelity Series Small Cap Core Fund	12,147	1,192	6,963	245	1,593	196	8,165	503
Fidelity Series Small Cap Opportunities Fund	7,974	479	4,278	-	1,391	(151)	5,415	268
Fidelity Series Treasury Bill Index Fund	29,668	2,382	22,737	161	20	(20)	9,313	936
Fidelity Series Value Discovery Fund	28,933	2,940	15,674	-	2,202	452	18,853	1,010
	2,065,816	190,147	1,138,097	8,314	104,264	(22,349)	1,199,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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